United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended September 30, 2008

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	November 5, 2008

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total (x $1000):   $1,392,223

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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
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Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other

ABBOTT LABORATORIES		common stock	002824100	 $1,152 	 20,000 		other	1	x
ABERCROMBIE & FITCH CO-CL A	common stock	002896207	 $88,763 	 2,250,000 	other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	003881307	 $10,668 	 3,532,600 	other	1	x
AKORN INC			common stock	009728106	 $5,592 	 1,090,000 	other	1	x
ALLEGHENY TECHNOLOGIES INC	common stock	01741R102	 $9,604 	 325,000 		other	1	x
AMAZON.COM INC		common stock	023135106	 $18,190 	 250,000 		other	1	x
AMERICAN EAGLE OUTFITTERS	common stock	0255E106	 $40,031 	 2,625,000 	other	1	x
AMERICREDIT 			call option	03060RAM3	 $1,758 	 300,000 		other	1	x
AMERITYRE CORP		common stock	03073V107	 $1,772 	 1,737,400 	other	1	x
AMGEN INC			common stock	31162100	 $8,891 	 150,000 		other	1	x
APPLE INC			common stock	037833100	 $82,972 	 730,000 		other	1	x
APPLE INC 			call option	037833100	 $28,415 	 250,000 		other	1	x
ARTHROCARE CORP		common stock	043136100	 $16,310 	 588,376 		other	1	x
ARYX THERAPEUTICS INC		common stock	043387109	 $2,076 	 339,200 		other	1	x
AVIGEN INC			common stock	053690103	 $2,224 	 556,000 		other	1	x
BALL CORP			common stock	058498106	 $1,975 	 50,000 		other	1	x
BEST BUY CO INC		common stock	086516101	 $38,813 	 1,035,000 	other	1	x
BIOMARIN PHARMACEUTICAL INC	common stock	09061G101	 $11,921 	 450,000	 	other	1	x
BLOCK H&R INC 			put option	093671105	 $986 	 50,000 		other	1	x
BRIGHAM EXPLORATION CO	common stock	109178103	 $659 	 60,000 		other	1	x
CARMAX INC 			put option	143130102	 $3,186 	 300,000 		other	1	x
CELERA CORP			common stock	15100E106	 $9,347 	 605,000 		other	1	x
CHICAGO BRIDGE & IRON-NY SHR	common stock	167250109	 $8,658 	 450,000 		other	1	x
COVIDIEN LTD			common stock	G2552X108	 $8,150 	 151,600 		other	1	x
CREE INC			common stock	225447101	 $6,151 	 270,000 		other	1	x
CYPRESS BIOSCIENCE INC	common stock	232674507	 $4,447 	 605,000 		other	1	x
DATA DOMAIN INC		common stock	23767P109	 $7,460 	 335,000 		other	1	x
DELL INC			common stock	24702R101	 $5,241 	 318,000	 	other	1	x
DREAMWORKS ANIMATION SKG-A	common stock	26153C103	 $22,801 	 725,000 		other	1	x
EXCO RESOURCES INC		common stock	269279402	 $3,101 	 190,000 		other	1	x
FACTSET RESEARCH SYSTEMS INC	common stock	303075105	 $2,090 	 40,000 	other	1	x
FOREST LABORATORIES INC	common stock	345838106	 $1,697 	 60,000 		other	1	x
GEN-PROBE INC			common stock	36866T103	 $2,605 	 49,100 		other	1	x
GOLDMAN SACHS GROUP INC	common stock	38141G104	 $51,200 	 400,000 		other	1	x
GOOGLE INC-CL A		common stock	38259P508	 $80,104 	 200,000 		other	1	x
GOOGLE INC-CL A 		call option	38259P508	 $20,026 	 50,000 		other	1	x
GYMBOREE CORP		common stock	403777105	 $23,075 	 650,000 		other	1	x
HEALTHSOUTH CORP		common stock	421924309	 $3,686 	 200,000 		other	1	x
HECLA MINING CO		common stock	422704106	 $8,190 	 1,750,000 	other	1	x
ILLUMINA INC			common stock	452327109	 $8,106 	 200,000 		other	1	x
INTL FUEL TECHNOLOGY INC	common stock	45953X208	 $794 	 1,847,000 	other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	 $26,406 	 880,200 		other	1	x
J CREW GROUP INC		common stock	46612H402	 $47,141 	 1,650,000 	other	1	x
JOS A BANK CLOTHIERS INC	common stock	480838101	 $11,454 	 340,900 		other	1	x
JOY GLOBAL INC			common stock	481165108	 $2,257 	 50,000 		other	1	x
JPMORGAN CHASE & CO		common stock	46625H100	 $10,041 	 215,000 		other	1	x
LEAP WIRELESS INTL INC		common stock	521863308	 $1,905 	 50,000 		other	1	x
LULULEMON ATHLETICA INC	common stock	550021109	 $52,969 	 2,300,000 	other	1	x
MACROVISION SOLUTIONS CORP	common stock	55611C108	 $6,383 	 415,000 		other	1	x
MGIC INVESTMENT CORP		common stock	552848103	 $10,538 	 1,499,000 	other	1	x
MONOGRAM BIOSCIENCES INC	common stock	60975U108	 $23 	 30,000 		other	1	x
NUCOR CORP			common stock	670346105	 $17,775 	 450,000 		other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $33,112 	 470,000 		other	1	x
ONYX PHARMACEUTICALS INC 	call option	683399109	 $1,809 	 50,000 		other	1	x
POLO RALPH LAUREN CORP	common stock	731572103	 $6,664 	 100,000 		other	1	x
PRICELINE.COM INC		common stock	741503403	 $63,298 	 925,000 		other	1	x
PRIVATEBANCORP INC		common stock	742962103	 $8,332 	 200,000 		other	1	x
QUALCOMM INC			common stock	747525103	 $10,184 	 237,000 		other	1	x
QUIKSILVER INC			common stock	74838C106	 $5,166 	 900,000 		other	1	x
SAIC INC				common stock	78390X101	 $6,575 	 325,000 		other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $35,141 	 450,000 		other	1	x
SHIRE PLC-ADR			common stock	82481R106	 $28,889 	 605,000 		other	1	x
SOTHEBY'S			common stock	835898107	 $112,396 	 5,603,000 	other	1	x
SOTHEBY'S 			call option	835898107	 $10,030 	 500,000 		other	1	x
SPDR GOLD TRUST		common stock	78463V107	 $21,268 	 250,000 		other	1	x
STARBUCKS CORP 		call option	855244109	 $13,130 	 1,000,000 	other	1	x
STERICYCLE INC			common stock	858912108	 $10,309 	 175,000 		other	1	x
TEVA PHARMACEUTICAL-SP ADR	common stock	881624209	 $12,505 	 273,100 		other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $62,640 	 1,138,900 	other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $30,277 	 950,000 		other	1	x
VALERO ENERGY CORP		common stock	91913Y100	 $6,060 	 200,000 		other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $29,062 	 508,700	 	other	1	x
WALGREEN CO			common stock	931422109	 $6,192 	 200,000 		other	1	x
WELLS FARGO & CO		common stock	949746101	 $3,753 	 100,000 		other	1	x
WILLIAMS-SONOMA INC		common stock	969904101	 $259 	 16,000 		other	1	x
WRIGHT MEDICAL GROUP INC	common stock	98235T107	 $15,034 	 493,900 		other	1	x
XENOPORT INC			common stock	98411C100	 $20,366 	 420,000 		other	1	x
   Total								 $1,392,223
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